Warrant plans - Rollforward (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments € / shares	Dec. 31, 2018 EquityInstruments € / shares	Dec. 31, 2017 EquityInstruments € / shares	Dec. 31, 2016 EquityInstruments € / shares
Warrant plans
Outstanding at the beginning of the year | EquityInstruments	4,626,782	3,970,807	3,466,407
Granted during the period | EquityInstruments	1,699,690	1,235,245	873,000
Forfeited during the year | EquityInstruments	(30,750)	(12,000)
Exercised during the period | EquityInstruments	(754,605)	(567,270)	(368,200)
Expired during the year | EquityInstruments			(400)
Outstanding at the end of the year | EquityInstruments	5,541,117	4,626,782	3,970,807
Exercisable | EquityInstruments	1,139,682	882,734	763,344	669,704
Weighted average exercise price at beginning of the year | € / shares	€ 53.30	€ 39.32	€ 27.1
Granted during the period | € / shares	95.1	79.9	77.5
Forfeited during the year | € / shares	88.9	43.2
Exercised during the period | € / shares	22.8	13.5	14.4
Expired during the year | € / shares			19.4
Weighted average exercise price at end of the year | € / shares	70.09	53.30	39.32
Exercisable | € / shares	€ 30.2	€ 14.0	€ 13.7	€ 10.3